STOCKHOLDERS’ EQUITY (Details Narrative)																			1 Months Ended						3 Months Ended										6 Months Ended				10 Months Ended	12 Months Ended				13 Months Ended
	Apr. 01, 2025 USD ($) shares	Feb. 05, 2025 shares	Oct. 08, 2024 shares	Oct. 02, 2024 shares	Aug. 06, 2024 shares	Jul. 05, 2024 USD ($) $ / shares shares	May 17, 2024 USD ($)	May 07, 2024 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 23, 2024 USD ($) $ / shares shares	Mar. 28, 2024 USD ($) shares	Nov. 09, 2023 USD ($) $ / shares shares	Aug. 02, 2023 USD ($)	Mar. 27, 2023 USD ($) $ / shares shares	Oct. 29, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	May 12, 2021 shares	May 12, 2021 shares	Feb. 28, 2025 shares	Oct. 31, 2024 shares	Oct. 24, 2024 shares	Sep. 30, 2024 $ / shares shares	Sep. 19, 2024 $ / shares shares	Dec. 29, 2023 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Mar. 26, 2025 USD ($) $ / shares shares	Mar. 28, 2025 $ / shares	Feb. 02, 2025 shares	Jul. 22, 2024 $ / shares shares	Nov. 10, 2023 $ / shares shares	Sep. 28, 2022 $ / shares shares	Dec. 31, 2017 USD ($) shares
Class of Stock [Line Items]
Preferred stock, shares designated																									9,441,000	9,441,000				9,441,000					9,441,000		9,441,000			9,441,000	9,441,000
Preferred stock, par value | $ / shares																									$ 0.001	$ 0.001				$ 0.001					$ 0.001		$ 0.001			$ 0.001	$ 0.001
Number of shares issued, shares																									633,683
Total net proceeds | $																									$ 3,954,940
Stock issued for services | $																									$ 50,000				$ 37,500											$ 165,000	$ 143,065
Weighted average price per share | $ / shares																									$ 6.24
Employee contributions | $																																								166,265	$ 230,400
Total compensation cost for stock options | $																										$ 64,034									$ 64,034					$ 64,034
Treasury stock shares																										1,324				1,324					1,324		1,324			1,324	1,324									235
Treasury stock | $																									$ 157,452	$ 157,452				$ 157,452					$ 157,452		$ 157,452			$ 157,452	$ 157,452									$ 148,000
Preferred stock, shares authorized																									10,000,000	10,000,000				10,000,000					10,000,000		10,000,000			10,000,000	10,000,000
Stock issuance cost | $																									$ 137,851
Accrued liability | $																									451,130	$ 373,251				$ 164,113					$ 373,251		$ 164,113			$ 373,251	$ 164,113
Accrued Liabilities [Member]
Class of Stock [Line Items]
Accrued liability | $																									$ 51,781
Shareholders One [Member]
Class of Stock [Line Items]
Repurchase of common stock | $																																										$ 115	$ 84
Market value of stock repurchased | $ / shares																																										$ 10.08	$ 7.00
Shareholders Two [Member]
Class of Stock [Line Items]
Repurchase of common stock | $																																										$ 753	$ 140
Market value of stock repurchased | $ / shares																																										$ 9.09	$ 6.30
Minimum [Member]
Class of Stock [Line Items]
Vesting term																																								7 months
Maximum [Member]
Class of Stock [Line Items]
Vesting term																																								1 year
Employees [Member]
Class of Stock [Line Items]
Number of shares issued, shares																																								31,366
Total net proceeds | $																																								$ 78,917
Weighted average price per share | $ / shares																										$ 2.52									$ 2.52					$ 2.52
Stock-based compensation expense | $																																								$ 42,238
Employee [Member]
Class of Stock [Line Items]
Employees exercised stock options	27,712
Proceeds from exercise of stock options | $	$ 107,925
Stock issuance cost | $	$ 375
Secured Promissory Notes [Member]
Class of Stock [Line Items]
Additional shares																							344,644
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																							344,644
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																							$ 2.61
Warrants exercised																							899,521
Secured Promissory Notes [Member] | 21 April Fund LP [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																							104,647																								92,727
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																															$ 3.00
Secured Promissory Notes [Member] | 21 April Fund Ltd [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																							239,997																								207,273
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																															$ 3.00
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued, shares			27,970	19,922																	33,334
Stock issued for services, shares																									9,360				8,655											45,311	38,249
Stock issued for services | $																									$ 9				$ 9											$ 45	$ 38
Stock issued under the Employee Stock Purchase Plan, shares																																								69,407	111,538
Four Directors [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued for services, shares																									9,360				8,655	12,231
Stock issued for services | $																									$ 50,000				$ 37,500	$ 37,500
Weighted average price per share | $ / shares																									$ 5.34	$ 4.33			$ 4.33						$ 4.33					$ 4.33
Three Directors [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued for services, shares																												15,041			7,910	5,645	12,463
Stock issued for services | $																												$ 42,500			$ 40,565	$ 32,500	$ 32,500
Weighted average price per share | $ / shares																												$ 2.83		$ 3.06	$ 5.13	$ 5.76	$ 2.61			$ 2.83	$ 3.06	$ 5.76			$ 3.06
Employees [Member]
Class of Stock [Line Items]
Number of shares issued, shares																								45,977
Total net proceeds | $																								$ 113,352
Weighted average price per share | $ / shares																								$ 2.47
Stock-based compensation expense | $																								$ 70,434
Employees and Directors [Member]
Class of Stock [Line Items]
Stock-based compensation expense | $																																								$ 26,154	$ 573,441
Securities Purchase Agreements [Member]
Class of Stock [Line Items]
Common stock upon conversion of preferred shares																																								678,640
Sales Agreement [Member]
Class of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction | $							$ 7,500,000
Convertible Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated																									15,000	15,000									15,000					15,000
Preferred stock, par value | $ / shares																									$ 1,000	$ 1,000				$ 1,000					$ 1,000		$ 1,000			$ 1,000	$ 1,000
Converted value | $																									$ 1,000															$ 1,000
Conversion price | $ / shares																									$ 7.00	$ 7.00									$ 7.00					$ 7.00
Preferred stock, shares issued																									0	0				0					0		0			0	0
Preferred stock, shares outstanding																									0	0				0					0		0			0	0
Preferred stock, shares authorized																									10,000,000	15,000				15,000					15,000		15,000			15,000	15,000
Convertible Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated																									5,000	5,000									5,000					5,000
Preferred stock, par value | $ / shares																									$ 1,000	$ 1,000				$ 1,000					$ 1,000		$ 1,000			$ 1,000	$ 1,000
Converted value | $																																								$ 1,000
Conversion price | $ / shares																										$ 5.50									$ 5.50					$ 5.50
Preferred stock, shares issued																									0	0				0					0		0			0	0
Preferred stock, shares outstanding																									0	0				0					0		0			0	0
Preferred stock voting rights																									Each share of Series C Convertible Preferred Stock had 172 votes															Each share of Series C Convertible Preferred Stock had 172 votes
Preferred stock, shares authorized																										5,000				5,000					5,000		5,000			5,000	5,000
Convertible Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated																									4,000	4,000									4,000					4,000									4,000
Preferred stock, par value | $ / shares																									$ 1,000	$ 1,000				$ 1,000					$ 1,000		$ 1,000			$ 1,000	$ 1,000								$ 1,000
Converted value | $						$ 120,000		$ 75,000	$ 350,000	$ 225,000																														$ 1,000
Conversion price | $ / shares						$ 3.00		$ 3.00	$ 3.00	$ 3.00															$ 3.00	$ 3.00									$ 3.00					$ 3.00
Preferred stock, shares issued																									999	1,299				1,299					1,299		1,299			1,299	1,299
Preferred stock, shares outstanding																			300						999	1,299				1,299					1,299		1,299			1,299	1,299
Preferred stock voting rights																									Each share of Series D Convertible Preferred Stock has 333 votes															Each share of Series D Convertible Preferred Stock has 333 votes
Proceeds from convertible preferred stock | $																									$ 870,000
Number of shares issued, shares																									870															870
Total net proceeds | $																																								$ 870,000
Price per share | $ / shares																									$ 1,000
Number of shares converted									350	225									100,000
Preferred stock, shares authorized																										4,000				4,000					4,000		4,000			4,000	4,000
Convertible Series D Preferred Stock [Member] | One Shareholder [Member]
Class of Stock [Line Items]
Number of shares converted									100	147
Converted shares issued						40,000		25,000	33,334	49,000
Convertible Series D Preferred Stock [Member] | Two Shareholders [Member]
Class of Stock [Line Items]
Number of shares converted									250	78
Converted shares issued									83,334	26,000
Convertible Series D Preferred Stock [Member] | Shareholders [Member]
Class of Stock [Line Items]
Number of shares converted						120		75
Convertible Series D Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued															300	999										870									870					870
Proceeds from convertible preferred stock | $															$ 300,000	$ 999,000																								$ 290,002
Convertible Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated																									30,000	30,000									30,000					30,000
Preferred stock, par value | $ / shares														$ 1,000											$ 1,000	$ 1,000				$ 1,000					$ 1,000		$ 1,000			$ 1,000	$ 1,000
Conversion price | $ / shares																									$ 3.00	$ 3.00									$ 3.00					$ 3.00								$ 3.00
Preferred stock, shares issued														4,000											13,500	13,500				11,500					13,500		11,500			13,500	11,500
Preferred stock, shares outstanding																				125					13,500	13,500				11,500					13,500		11,500		125	13,500	11,500
Preferred stock voting rights																									Each share of Series E Convertible Preferred Stock has 333 votes															Each share of Series E Convertible Preferred Stock has 333 votes
Proceeds from convertible preferred stock | $												$ 2,500,000																											$ 47,892
Number of shares issued, shares											2,125	2,500																												2,125
Total net proceeds | $											$ 2,125,002																													$ 2,125,002
Price per share | $ / shares												$ 1,000													$ 1,000	$ 1,000									$ 1,000					$ 1,000					$ 1,000
Preferred convertible preferred stock, Shares												2,500
Additional shares																																																7,500
Exchange of shares																																																5,000
Number of shares converted																				125
Converted shares issued																				47,892																			47,892
Preferred stock, shares authorized																										30,000				30,000					30,000		30,000			30,000	30,000
Convertible Series E Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from convertible preferred stock | $														$ 4,000,000
Convertible Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated																									5,000	5,000									5,000					5,000
Preferred stock, par value | $ / shares																									$ 1,000	$ 1,000				$ 1,000					$ 1,000		$ 1,000			$ 1,000	$ 1,000
Converted value | $																																								$ 1,000
Conversion price | $ / shares																									$ 6.20	$ 6.20									$ 6.20					$ 6.20
Preferred stock, shares issued																									0	0				0					0		0			0	0							5,000
Preferred stock, shares outstanding																									0	0				0					0		0			0	0
Preferred stock voting rights																									Each share of Series F Convertible Preferred Stock had 161 votes															Each share of Series F Preferred Stock had 161 votes
Proceeds from convertible preferred stock | $													$ 5,000,000
Additional shares																																																2,500
Exchange of shares																																																5,000
Number of shares exchanged																																																5,000
Preferred stock, shares authorized																										5,000				5,000					5,000		5,000			5,000	5,000
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares converted			73	52
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares converted		300																			100
Number of shares issued		100,000
Stock Options [Member]
Class of Stock [Line Items]
Common stock on the date of grant, term of the stock option																																								not exceed 10 years
Voting rights																																								more than 10% of the total combined voting power of all classes of capital stock
Aggregate fair market value of common stock | $																																								$ 100,000
At The Market [Member]
Class of Stock [Line Items]
Number of shares issued, shares																											28,514	38,530												751,613
Total net proceeds | $																											$ 81,448	$ 115,563												$ 3,347,678
Price per share | $ / shares																									$ 6.24
Stock issued for services, shares																										7,182	14,433
Stock issued for services | $																										$ 42,500	$ 42,500
Weighted average price per share | $ / shares																						$ 2.95				$ 5.92	$ 2.95								$ 5.92					$ 5.92
Restricted Stock [Member] | Employee [Member]
Class of Stock [Line Items]
Price per share | $ / shares																																												$ 6.04
Restricted stock issued restricted stock awards																																												100,000
Restricted stock grant-date fair value | $																																												$ 604,000
Equity Option [Member]
Class of Stock [Line Items]
Number of incentive stock options																									475,368	606,452				1,387,775					606,452		1,387,775			606,452	1,387,775
Number of incentive stock options exercisable																									324,246
Equity Option [Member] | Employees [Member]
Class of Stock [Line Items]
Stock-based compensation expense | $																									$ 22,030				$ 141,204
Unrecognized compensation cost | $																									$ 42,004
Equity Option [Member] | Employees [Member] | Minimum [Member]
Class of Stock [Line Items]
Unrecognized compensation term																									1 year
Equity Option [Member] | Employees [Member] | Maximum [Member]
Class of Stock [Line Items]
Unrecognized compensation term																									2 years
Restricted Stock Units (RSUs) [Member] | Employees [Member]
Class of Stock [Line Items]
Stock-based compensation expense | $																									$ 951,973				$ 0
Unrecognized compensation cost | $																									$ 10,786,171
Restricted Stock Units (RSUs) [Member] | Employees [Member] | Minimum [Member]
Class of Stock [Line Items]
Unrecognized compensation term																									9 months
Restricted Stock Units (RSUs) [Member] | Employees [Member] | Maximum [Member]
Class of Stock [Line Items]
Unrecognized compensation term																									3 years
N 2016 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Issuance of Common stock under Awards																	1,000,000
N 2021 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Issuance of Common stock under Awards																						2,500,000
Shares available for grant																										1,000,000									1,000,000					1,000,000						2,905,334
Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Stock issued under the Employee Stock Purchase Plan, shares																																				38,041		65,561
Employee contributions | $																																				$ 87,348		$ 117,048
Purchase price per share | $ / shares																												$ 2.30				1.79				$ 2.30		$ 1.79
Stock-based compensation expense | $																									$ 21,644											$ 40,588		$ 66,217
Plan, description																																				The ESPP allows eligible employees to purchase shares of the Company's common stock at a discounted price, through payroll deductions from a minimum of 1% and up to 25% of their eligible compensation up to a maximum of $25,000 or the IRS allowable limit per calendar year.
Maximum aggregate number of shares of common stock																												1,000,000								1,000,000
Issued shares																																								69,407	111,538
Plan, term																																		10 years
Fair market value percentage																																		0.85
Employee Stock Purchase Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Price per share | $ / shares																												$ 2.30				$ 1.79				$ 2.30		$ 1.79
Issued shares																																				38,041		65,561
Employee contributions | $																																				$ 87,348		$ 117,048
Employee Stock Purchase Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Class of Stock [Line Items]
Price per share | $ / shares																										$ 2.52				$ 2.47					$ 2.52		$ 2.47			$ 2.52	$ 2.47
Issued shares																																			31,366		45,977
Employee contributions | $																																			$ 78,917		$ 113,352
Plan 2021 [Member]
Class of Stock [Line Items]
Number of shares issued, shares					2,500,000													1,000,000
Number of incentive stock options																									385,368	385,368									385,368					385,368
Plan 2016 [Member]
Class of Stock [Line Items]
Number of incentive stock options																									0	131,084									131,084					131,084
Non Plan [Member]
Class of Stock [Line Items]
Number of incentive stock options																									90,000	90,000									90,000					90,000